NF_06.30 Fidelity Municipal Income 2025 Fund Class A & I Pro -01 | Fidelity® Municipal Income 2025 Fund
Fund Summary Fund/Class: Fidelity® Municipal Income 2025 Fund/Fidelity Advisor® Municipal Income 2025 Fund A, I
Investment Objective
The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 26 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Municipal Income 2025 Fund} - NF_06.30 Fidelity Municipal Income 2025 Fund Class A & I Pro -01 - Fidelity® Municipal Income 2025 Fund	Fidelity Municipal Income 2025 Fund-Class A		Fidelity Municipal Income 2025 Fund-Class I Advisor
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none
[1]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder’s fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Municipal Income 2025 Fund} - NF_06.30 Fidelity Municipal Income 2025 Fund Class A & I Pro -01 - Fidelity® Municipal Income 2025 Fund		Fidelity Municipal Income 2025 Fund-Class A	Fidelity Municipal Income 2025 Fund-Class I Advisor
Management fee		0.30%	0.30%
Distribution and/or Service (12b-1) fees		0.25%	none
Other expenses	[1]	0.10%	0.10%
Total annual operating expenses		0.65%	0.40%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Municipal Income 2025 Fund} - NF_06.30 Fidelity Municipal Income 2025 Fund Class A & I Pro -01 - Fidelity® Municipal Income 2025 Fund - USD ($)	Fidelity Municipal Income 2025 Fund-Class A	Fidelity Municipal Income 2025 Fund-Class I Advisor
1 year	$ 340	$ 41
3 years	$ 477	$ 128

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.

Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax (but may be subject to the federal alternative minimum tax).
  Managing the fund to have similar overall interest rate risk compared to a customized municipal bond index representing Fidelity Management & Research Company (FMR)’s view of the performance of the fund’s competitive universe.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Liquidating shortly after the fund's target end-date of June 30, 2025.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Declining Yield Risk. As the fund approaches its liquidation date, the fund's securities will mature and the fund may reinvest the proceeds in money market securities with lower yields than the securities previously held by the fund.
  Fluctuation of Yield & Liquidation Amount Risk. The amount of the fund's income distributions will vary over time, and the breakdown of returns between fund distributions and liquidation proceeds will not be predictable at the time of your investment, and you may experience a gain or loss for tax purposes.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
NF_06.30 Fidelity Municipal Income 2025 Fund Class A & I Pro -01 | Fidelity® Municipal Income 2025 Fund | Fidelity Municipal Income 2025 Fund-Class A
Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder’s fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.